FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

28.    FINANCIAL RISK MANAGEMENT

As part of its business the Group is exposed to several types of financial risks: capital risk (mainly by MTS Bank), market risks, credit (or counterparty) risks, and liquidity risks. Risks mitigating activities are mainly performed at the Group headquarters by the corporate finance personnel and are subject to the approval of the Group’s supervisory bodies – the Board of Directors and its Budget Committee.

Capital risk

MTS Bank, a subsidiary of the Group, is subject to regulations of the Central Bank of Russia which require that banks comply with minimum capital adequacy ratios calculated on the basis of statutory standalone financial statements as follows:

-8.00% for own capital;
-4.50% for base capital;
-6.00% for main capital.

MTS Bank meets the requirements established by the CBR. As of December 31, 2022 and 2021, the capital adequacy ratio of MTS Bank in accordance with CBR requirements were:

-16.07% and 12.54% for own capital;
-12.55% and 9.65% for base capital;
-13.78% and 10.83% for main capital, respectively.

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market prices. The Group is primarily exposed to the following types of market risks: interest rate risk and currency exchange rates fluctuations. Financial instruments affected by market risk include loans and borrowings, deposits, accounts payable and accounts receivables denominated in foreign currencies and derivative financial instruments. The sensitivity analyses in the following sections relate to the financial position as of December 31, 2022 and 2021.

Interest rate risks

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans and borrowings.

Fixed interest rate risk

A part of the Group’s notes denominated US Dollars and Rubles bear fixed interest rates. To eliminate the exposure of changes in the value of debt obligations, the Group enters into fixed-to-variable cross-currency and interest rate swap agreements. In aggregate, the Group entered into fixed-to-variable cross-currency and interest rate swap agreements designated to manage the exposure of changes in value of the debt related to 10.6% and 8.3% of the Group’s notes and bank loans with fixed rates outstanding as of December 31, 2022 and 2021.

The notional amounts of interest rate derivative instruments outstanding amounted to RUB 25,000 million and RUB 22,288 million as of December 31, 2022 and 2021, respectively.

Sensitivity analysis

A reasonably possible increase of 100 basis points in short term interest rates would have resulted in RUB 2,157 million, RUB 1,523 million and RUB 1,166 million future increases of interest expense for the years ended December 31, 2022, 2021 and 2020, respectively. The same decrease in short term interest rates would have resulted in RUB 2,157 million, RUB 1,523 million and RUB 1,166 million future decreases of interest expenses for the years ended December 31, 2022, 2021 and 2020, respectively. There will be no material impact on equity.

The interest rate sensitivity analysis was performed based on a constant level of fixed and floating rate debt.

Foreign currency risks

Foreign currency risk is the risk that the fair value of financial instruments will fluctuate because of changes in foreign exchange rates. The Group’s exposure to these changes in foreign exchange rates relates primarily to the Group’s financing activities. The Group manages its currency risk by operation derivatives and by using money market instruments.

The Group has entered into several cross-currency swap agreements. These contracts are mainly designated to manage the exposure of changes in currency exchange rate. The contracts assumed periodic exchange of principal and interest payments from RUB-denominated amounts to USD-denominated amounts at a specified exchange rate. The exchange rate was determined by the market spot rate upon issuance. Cross-currency interest rate swap contracts mature in 2023-2024.

In aggregate the Group entered into cross-currency interest rate swap agreements designated to manage the exposure of changes in currency exchange rate for nil and 66.8% of its USD-denominated notes and bank loans outstanding as of December 31, 2022 and 2021 respectively.

The notional amounts of currency derivative instruments amounted to nil and RUB 22,288 million as of December 31, 2022 and 2021 respectively.

The Group has entered into currency forward and swaps agreements to minimize the foreign currency risk. The contracts assumed the purchase or sale of the agreed amount of currency at a specified exchange rate and on a specific date. The rate was determined by the market spot rate upon issuance. As the result of currency forward and swap agreements, unfulfilled as of December 31, 2022, 2021 and 2020, the Group recognized RUB 617 million loss, RUB 83 million loss and RUB 1,136 million gain the consolidated statement of profit and loss for the years ended December 31, 2022, 2021 and 2020, respectively.

The notional amounts of currency forward and swap instruments, unfulfilled as of December 31, 2022 and 2021, amounted to RUB 3,145 million and RUB 9,993 million, respectively.

As of December 31, 2022 and 2021 the carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities are as follows:

	December 31, 2022		December 31, 2021
	Assets,	Liabilities,	Assets,	Liabilities,
	RUB mln	RUB mln	RUB mln	RUB mln

USD	24,720	48,917	44,251	49,960
EUR	7,880	14,315	3,359	10,106

The following tables demonstrate the sensitivity of profit before tax to a reasonably possible change in USD and EUR exchange rates, with all other variables held constant.

		USD - effect on		EUR - effect on
	Change	profit before tax	Change	profit before tax
	in rate, USD	RUB mln	in rate, EUR	RUB mln
2022	+15%	(3,630)	+15%	(965)
	-15%	3,630	-15%	965
2021	+15%	(856)	+15%	(1,012)
	-15%	856	-15%	1,012
2020	+10%	786	+10%	(682)
	-10%	(1,291)	-10%	682

The movement in the pre-tax effect is a result of a change in monetary assets and liabilities denominated in US dollars and Euro, where the functional currency of the entity is a currency other than US dollars and Euro.

There will be no material impact on equity.

The Group’s exposure to foreign currency changes for all other currencies is not material.

MTS Bank credit limits committee determines stop-loss limits related to security portfolio and to foreign exchange transactions, as well as limits for net foreign exchange position. The limits for net foreign exchange position conform fully to CBRF requirements. Monitoring of adherence to the limits restricting the amount of MTS Bank’s market risk is performed day-to-day.

Liquidity risk

Liquidity risk is the risk of a shortage of funds. The Group’s policy is to borrow centrally using a mixture of long-term and short-term borrowing facilities. These borrowings, together with cash generated from operations are utilized to meet anticipated funding requirements. The Group assessed the concentration of risk with respect to refinancing its debt and determined it to be of low level.

The Group manages liquidity risk on long-term borrowings by maintaining a varied maturity profile and a required net debt position, therefore minimizing the refinancing risk. Long-term borrowings mature between one and 5 years.

Securities held by MTS Bank which are accounted for at fair value through other comprehensive income and investments at amortized cost are included in liquidity analysis on the basis of remaining maturity. Most of these securities are included in the CBR Lombard list and if required may be used to obtain Repurchase Agreement (REPO) financing from the CBR. MTS Bank’s demand for medium-term liquidity is fully satisfied by the availability of interbank loans and customer deposits (obtaining new and prolongating existing deposits), secured loans and conclusion of REPO agreements. Analysis of the liquidity and interest rate risks of MTS Bank is presented in Note 29.

As at December 31, 2022, the Group’s consolidated current liabilities exceeded current assets by RUB 250,461 million. The management believes the Group has sufficient existing and continuing access to liquidity through both operating cash flows and the availability of committed credit facilities of RUB 206,099 million (Note 23).

Credit risk

Credit risk is the risk that the counterparty will not meet its obligations arising from entering into financial instrument, leading to a financial loss.

In accordance with IFRS 9 the Group records an allowance for expected credit losses (ECL) for all financial assets not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due under the contract and all cash flows that the Group expects to receive. The shortfall is discounted at an approximation to the asset’s original effective interest rate.

The expected credit-loss approach uses three stages for allocating impairment losses:

Stage 1: expected credit losses within the next twelve months

Stage 1 includes all contracts with no significant increase in credit risk since initial recognition and usually contains new contracts that are fewer than 31 days past due date. The portion of the lifetime expected credit losses resulting from default events possible within the next 12 months is recognized.

Stage 2: expected lifetime credit losses – not credit impaired

If a financial asset has a significant increase in credit risk since initial recognition but is not yet credit impaired, it is moved to stage 2 and measured at lifetime expected credit loss. This is defined as the expected credit loss that results from all possible default events over the expected life of the financial instrument.

In all cases, the Group considers that there has been a significant increase in credit risk when the contractual payment is more than 30 days past due.

Stage 3: expected lifetime credit losses – credit impaired

If a financial asset is defined as credit impaired or in default, it is transferred to stage 3 and measured at lifetime expected credit loss. Objective evidence for a credit-impaired financial asset includes 91 days past due date as well as other information indicating significant financial difficulties of the borrower. The Group considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held).

The determination of whether a financial asset has experienced a significant increase in credit risk is based on an assessment of the probability of default, which is made at least quarterly, incorporating external credit rating information as well as internal information on the credit quality of the financial asset. For debt instruments that are not receivables from financial services, a significant increase in credit risk is assessed mainly based on past-due information.

For contract assets, trade and other receivables, a simplified approach is applied whereby ECL are initially measured over the lifetime of the instrument.

The Group considers its exposure to credit risk as of December 31, 2022, and 2021 to be as follows:

	December 31,
	2022	2021
Deposits and loans issued	238,816	208,018
Cash and cash equivalents	78,292	40,590
Securities (notes, shares and other)	49,305	54,988
Trade and other receivables	38,058	39,795
Derivative financial instruments	2,208	5,171
Contingent consideration	843	1,867
Investments in equity	473	1,228
Call and put options	112	112
Other	4,031	3,088

	412,138	354,857

Information on the Group’s exposure to credit risk on guarantees issued and commitments on loans of MTS Bank is presented in Note 29.

In accordance with the provisions of the internal Group regulations on allocate of free funds, the aggregate credit risk exposure the Group may have to one counterparty is limited. The Group maintains a mixture of cash and cash equivalents, investments, derivatives and certain other financial instruments within various financial institutions. Those are approved as required by internal procedure related to selection of financial institutions to allocate funds.

MTS Bank performs daily monitoring of future expected cash flows on the operations of both clients and banks, which is a part of the management process of assets and liabilities. The credit risk exposure is monitored on a regular basis to ensure that the credit limits and credit worthiness guidelines established by the MTS Bank’s risk management policy are not breached.

Concentrations of credit risk with respect to trade receivables are limited given that the Group’s customer base is large and unrelated. Therefore, management believes there is no further credit risk provision required in excess of the normal provision for bad and doubtful receivables.